REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 9.1%
	REAL ESTATE - 9.1%
560,040	Redwood Real Estate Income Fund, Class I(a)	$ 14,045,800

	TOTAL CLOSED END FUNDS (Cost $14,001,000)	14,045,800

	COMMON STOCKS — 0.0%(b)
	BIOTECH & PHARMA - 0.0%(b)
1,618	Endo, Inc.(c)	46,752

	TOTAL COMMON STOCKS (Cost $161,800)	46,752

	EXCHANGE-TRADED FUNDS — 1.2%
	FIXED INCOME - 1.2%
77,640	SPDR Portfolio High Yield Bond ETF	1,831,528

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,804,959)	1,831,528

	OPEN END FUNDS — 66.2%
	FIXED INCOME - 66.2%
2,079,318	American High-Income Trust, Class F-3	20,169,383
2,798,584	BlackRock High Yield Bond Portfolio, Institutional Class	19,897,932
1,555,994	Lord Abbett High Yield Fund, Class I	9,942,801
1,915,970	MainStay MacKay High Yield Corporate Bond Fund, Class I	9,963,044
1,197,378	Principal High Income Fund, Institutional Class	9,914,293
5,871,938	Vanguard High-Yield Corporate Fund, Admiral Class	31,884,621
		101,772,074

	TOTAL OPEN END FUNDS (Cost $96,717,435)	101,772,074

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.2%
	AEROSPACE & DEFENSE — 0.3%
103,000	Bombardier, Inc.(d)	7.8750	04/15/27	$ 103,113
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	169,629
186,000	TransDigm, Inc.	5.5000	11/15/27	183,659
				456,401
	AUTOMOTIVE — 0.8%
99,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	98,343
388,000	Ford Motor Company	4.3460	12/08/26	380,238
177,000	Ford Motor Company	4.7500	01/15/43	144,323
165,000	Ford Motor Company	5.2910	12/08/46	146,110
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	397,395
				1,166,409
	BIOTECH & PHARMA — 0.3%
99,000	1375209 BC Ltd.(d)	9.0000	01/30/28	94,215
179,000	Bausch Health Companies, Inc.(d)	11.0000	09/30/28	167,364
33,000	Bausch Health Companies, Inc.(d)	14.0000	10/15/30	28,637
127,000	Endo Luxembourg Finance Company I Sarl / Endo US,(d)	6.1250	04/01/29	80,709
188,000	Par Pharmaceutical, Inc.(d)	7.5000	04/01/27	122,535
				493,460
	CABLE & SATELLITE — 1.3%
398,000	CCO Holdings, LLC / CCO Holdings Capital(d)	5.0000	02/01/28	378,906
179,000	CCO Holdings, LLC / CCO Holdings Capital(d)	5.3750	06/01/29	167,359
185,000	CCO Holdings, LLC / CCO Holdings Capital(d)	4.7500	03/01/30	165,591
188,000	CCO Holdings, LLC / CCO Holdings Capital(d)	4.5000	08/15/30	164,658
192,000	CCO Holdings, LLC / CCO Holdings Capital(d)	4.2500	02/01/31	163,350
180,000	DISH DBS Corporation	5.8750	11/15/24	168,054
173,000	DISH DBS Corporation	7.7500	07/01/26	112,506
391,000	DISH DBS Corporation	7.3750	07/01/28	184,163
385,000	Sirius XM Radio, Inc.(d)	5.5000	07/01/29	367,887
192,000	Sirius XM Radio, Inc.(d)	4.1250	07/01/30	167,031
				2,039,505
	COMMERCIAL SUPPORT SERVICES — 0.2%
179,000	Prime Security Services Borrower, LLC / Prime(d)	5.7500	04/15/26	178,960
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	131,198
				310,158

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.2% (Continued)
	CONTAINERS & PACKAGING — 0.4%
371,000	Pactiv, LLC B	7.9500	12/15/25	$ 382,776
327,000	Sealed Air Corporation(d)	6.8750	07/15/33	344,447
				727,223
	ELECTRIC UTILITIES — 0.9%
414,000	Calpine Corporation(d)	5.1250	03/15/28	401,205
177,000	FirstEnergy Corporation	4.1500	07/15/27	171,669
403,000	PG&E Corporation	5.0000	07/01/28	393,276
403,000	Vistra Operations Company, LLC(d)	5.5000	09/01/26	399,671
				1,365,821
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc.(d)	7.2500	06/15/28	384,415

	ENTERTAINMENT CONTENT — 0.1%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(d),(e)	5.3750	08/15/26	14,953
370,000	Liberty Interactive, LLC	8.5000	07/15/29	195,720
				210,673
	FOOD — 1.0%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	179,129
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	173,264
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	142,959
125,000	Kraft Heinz Foods Company(d)	7.1250	08/01/39	144,819
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	144,467
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	140,793
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	137,976
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	137,100
192,000	Post Holdings, Inc.(d)	4.6250	04/15/30	178,970
195,000	Post Holdings, Inc.(d)	4.5000	09/15/31	177,459
				1,556,936
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
415,000	Louisiana-Pacific Corporation(d)	3.6250	03/15/29	384,747

	HEALTH CARE FACILITIES & SERVICES — 1.9%
179,000	Centene Corporation	4.6250	12/15/29	172,441
186,000	Centene Corporation	3.3750	02/15/30	167,767

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 1.9% (Continued)
188,000	Centene Corporation	3.0000	10/15/30	$ 164,557
195,000	Centene Corporation	2.5000	03/01/31	163,345
188,000	CHS/Community Health Systems, Inc.(d)	6.8750	04/15/29	154,378
408,000	DaVita, Inc.(d)	4.6250	06/01/30	373,528
203,000	DaVita, Inc.(d)	3.7500	02/15/31	175,610
173,000	HCA, Inc.	5.3750	02/01/25	172,673
364,000	HCA, Inc.	5.8750	02/15/26	366,098
163,000	HCA, Inc.	5.6250	09/01/28	166,515
183,000	HCA, Inc.	3.5000	09/01/30	168,234
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	183,593
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	389,979
				2,818,718
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	5.2000	04/01/26	176,529

	INSURANCE — 0.3%
42,000	MBIA, Inc.	6.6250	10/01/28	40,640
391,000	Radian Group, Inc.	4.5000	10/01/24	390,458
				431,098
	INTERNET MEDIA & SERVICES — 0.4%
168,000	Netflix, Inc.	4.8750	04/15/28	169,246
157,000	Netflix, Inc.	5.8750	11/15/28	164,292
354,000	Netflix, Inc.(d)	4.8750	06/15/30	356,765
				690,303
	LEISURE FACILITIES & SERVICES — 1.0%
197,000	1011778 BC ULC / New Red Finance, Inc.(d)	4.0000	10/15/30	175,497
183,000	Carnival Corporation(d)	7.6250	03/01/26	184,880
188,000	Carnival Corporation(d)	5.7500	03/01/27	187,192
135,000	Carnival Corporation	6.6500	01/15/28	135,744
195,000	Hilton Domestic Operating Company, Inc.(d)	3.6250	02/15/32	170,981
379,000	MGM Resorts International	5.7500	06/15/25	378,200
189,000	NCL Corporation Ltd.(d)	5.8750	03/15/26	188,330
188,000	Royal Caribbean Cruises Ltd.(d)	5.5000	04/01/28	187,178
				1,608,002

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.2% (Continued)
	METALS & MINING — 0.3%
189,000	FMG Resources August 2006 Pty Ltd.(d)	4.3750	04/01/31	$ 171,043
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	147,815
185,000	Novelis Corporation(d)	4.7500	01/30/30	174,552
				493,410
	OIL & GAS PRODUCERS — 2.9%
204,000	Apache Corporation	4.8750	11/15/27	200,832
171,000	Apache Corporation	5.1000	09/01/40	149,470
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	171,384
39,000	Cheniere Energy, Inc.(d)	4.6250	10/15/28	38,232
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	134,303
179,000	Comstock Resources, Inc.(d)	6.7500	03/01/29	173,623
160,000	Continental Resources Inc/OK(d)	5.7500	01/15/31	160,749
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	403,000
180,000	EQT Corporation	3.9000	10/01/27	173,957
375,000	Murphy Oil Corporation	7.0500	05/01/29	397,710
415,000	New Fortress Energy, Inc.(d)	6.7500	09/15/25	409,156
197,000	New Fortress Energy, Inc.(d)	6.5000	09/30/26	183,083
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	187,874
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	380,466
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	175,477
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	167,316
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	166,595
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	166,847
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	160,334
304,000	Ovintiv, Inc.	8.1250	09/15/30	346,983
175,000	Western Midstream Operating, L.P.	4.0500	02/01/30	165,780
				4,513,171
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
449,000	Transocean, Inc.(d)	8.0000	02/01/27	450,158

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
402,000	Iron Mountain, Inc.(d)	4.8750	09/15/27	392,849
185,000	Iron Mountain, Inc.(d)	5.2500	07/15/30	178,219
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	124,560

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.7% (Continued)
186,000	SBA Communications Corporation	3.8750	02/15/27	$ 179,201
200,000	SBA Communications Corporation	3.1250	02/01/29	181,067
				1,055,896
	RETAIL - CONSUMER STAPLES — 0.5%
195,000	Albertsons Companies, Inc. / Safeway, Inc. / New(d)	3.5000	03/15/29	177,355
294,000	New Albertsons, L.P.	8.0000	05/01/31	317,232
236,000	Rite Aid Corporation B(d)	7.7000	02/15/27	4,042
226,000	Safeway, Inc.	7.2500	02/01/31	240,940
				739,569
	RETAIL - DISCRETIONARY — 0.3%
189,000	Michaels Companies, Inc. (The)(d)	7.8750	05/01/29	108,434
371,663	Staples, Inc.(d)	12.7500	01/15/30	289,014
				397,448
	SEMICONDUCTORS — 0.3%
388,000	Amkor Technology, Inc.(d)	6.6250	09/15/27	389,212

	SPECIALTY FINANCE — 0.1%
168,000	OneMain Finance Corporation	7.1250	03/15/26	170,963

	STEEL — 0.3%
392,000	United States Steel Corporation	6.6500	06/01/37	401,093

	TECHNOLOGY HARDWARE — 0.4%
324,000	Dell, Inc.	7.1000	04/15/28	346,127
186,000	Imola Merger Corporation(d)	4.7500	05/15/29	175,132
175,000	Western Digital Corporation	4.7500	02/15/26	172,077
				693,336
	TECHNOLOGY SERVICES — 0.4%
356,000	Sabre GLBL, Inc.(d)	8.6250	06/01/27	333,007
379,000	Unisys Corporation(d)	6.8750	11/01/27	339,905
				672,912
	TELECOMMUNICATIONS — 1.5%
173,000	Embarq Corporation	7.9950	06/01/36	48,309
406,000	Frontier Communications Corporation(d)	5.0000	05/01/28	390,728

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.2% (Continued)
	TELECOMMUNICATIONS — 1.5% (Continued)
152,000	Sprint Capital Corporation		6.8750	11/15/28	$ 163,071
128,000	Sprint Capital Corporation		8.7500	03/15/32	155,575
165,000	Sprint, LLC		7.6250	02/15/25	165,983
341,000	Sprint, LLC		7.6250	03/01/26	350,470
157,000	Telecom Italia Capital S.A.		7.2000	07/18/36	156,282
152,000	Telecom Italia Capital S.A.		7.7210	06/04/38	154,083
185,000	T-Mobile USA, Inc.		3.5000	04/15/31	169,360
160,000	Vodafone Group plc(f)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	165,855
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(d)		7.7500	08/15/28	173,852
197,000	Zayo Group Holdings, Inc.(d)		4.0000	03/01/27	167,735
					2,261,303
	TRANSPORTATION & LOGISTICS — 0.7%
106,750	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)		5.5000	04/20/26	106,098
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)		5.7500	04/20/29	175,388
163,000	Delta Air Lines, Inc.		7.3750	01/15/26	167,040
183,000	Hawaiian Brand Intellectual Property Ltd. /(d)		5.7500	01/20/26	175,178
186,000	United Airlines, Inc.(d)		4.3750	04/15/26	181,452
186,000	United Airlines, Inc.(d)		4.6250	04/15/29	175,916
					981,072
	TOTAL CORPORATE BONDS (Cost $29,705,127)				28,039,941

	TOTAL INVESTMENTS - 94.7% (Cost $142,390,321)				$ 145,736,095
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.3%				8,105,845
	NET ASSETS - 100.0%				$ 153,841,940

REDWOOD MANAGED VOLATILITY FUND
July 31, 2024 (Unaudited) (Continued)

CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity (I)	Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Expiration Date	Notional Value	Fair Value	Premiums Paid (Received)	Unrealized Appreciation
To Sell Protection CDX HY CDSI S42 5Y PRC, pays quarterly	BNP Paribas	5.00%	Receive	6/20/2029	$ 22,000,000	1,489,334	1,440,123	$ 49,211

(I) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
Security	Shares	Notional Value	Counterparty	Interest Rate Payable	Termination Date	Unrealized Appreciation
Invesco High Yield Municipal Fund	12,584	$ 108,094	Barclays	SOFR + 175 bps	4/20/2026	$ 881
Nuveen High Yield Municipal Fund	7,290	111,103	Barclays	SOFR + 175 bps	4/20/2026	219
TOTAL						$ 1,100
SOFR -	Secured Overnight Financing Rate

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
USD SWAP SEMI 30/360 5YR	USD SWAP SEMI 30/360 5 Year

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2024 was $14,045,800.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is 12,625,410 or 8.2% of net assets.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Variable rate security; the rate shown represents the rate on July 31, 2024.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 12.4%
	REAL ESTATE - 12.4%
712,425	Redwood Real Estate Income Fund, Class I(a)	$ 17,867,628

	TOTAL CLOSED END FUNDS (Cost $17,810,638)	17,867,628

	OPEN END FUNDS — 82.9%
	FIXED INCOME - 82.9%
124	American Century High-Yield Municipal Fund, Class I	1,103
125	BlackRock High Yield Municipal Fund, Institutional Class	1,148
1,178,423	Goldman Sachs High Yield Municipal Fund, Institutional Class	10,994,687
4,509,189	Invesco High Yield Municipal Fund, Class Y	39,049,579
1,303,913	Invesco Rochester Municipal Opportunities Fund, Class Y	8,983,963
695,014	Lord Abbett High Yield Municipal Bond Fund, Class I	7,603,450
746	MainStay MacKay High Yield Municipal Bond Fund, Class I	8,962
594,562	MFS Municipal High Income Fund, Class I	4,471,104
151	Northern High Yield Municipal Fund, Shares Class	1,136
2,730,308	Nuveen High Yield Municipal Bond Fund, Class I	41,691,801
618,680	Nuveen Short Duration High Yield Municipal Bond, Class I	6,112,557
2,230	PIMCO High Yield Municipal Bond Fund, Institutional Class	19,132
175	Pioneer High Income Municipal Fund, Class Y	1,074
84	Western Asset Municipal High Income Fund, Class I	1,087
		118,940,783

	TOTAL OPEN END FUNDS (Cost $111,125,288)	118,940,783

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
202,735	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.66%(b)	202,755
202,805	JP Morgan Municipal Money Market Fund, Institutional Class, 2.98%(b)	202,805
202,761	JP Morgan Tax Free Money Market Fund, Institutional Class, 2.97%(b)	202,761
	TOTAL MONEY MARKET FUNDS (Cost $608,321)	608,321

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Fair Value

TOTAL INVESTMENTS - 95.7% (Cost $129,544,247)	$ 137,416,732
OTHER ASSETS IN EXCESS OF LIABILITIES- 4.3%	6,154,933
NET ASSETS - 100.0%	$ 143,571,665

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2024 was $17,867,628.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2024.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 12.7%
	United States - 12.7%
1,050,697	Redwood Real Estate Income Fund, Class I(a)	$ 26,351,480

	TOTAL CLOSED END FUNDS (Cost $26,267,428)	26,351,480

		Fair Value
	COMMON STOCKS — 61.8%
	Austria - 0.9%
23,031	Verbund A.G.(b)	1,845,473

	Brazil - 2.7%
918,350	B3 S.A. - Brasil Bolsa Balcao	1,756,971
266,579	Petroleo Brasileiro S.A.	1,905,247
225,617	Telefonica Brasil S.A.	1,932,834
		5,595,052
	Canada - 10.3%
127,204	ARC Resources Ltd.	2,200,860
29,995	BRP, Inc.	2,172,975
63,300	Canadian Natural Resources Ltd.	2,247,256
29,191	Dollarama, Inc.	2,736,273
73,415	Empire Company Ltd., Class A	1,940,677
24,610	Loblaw Companies Ltd.	3,034,410
35,992	Nutrien Ltd.	1,845,764
65,918	Pembina Pipeline Corporation	2,554,550
62,142	Suncor Energy, Inc.	2,481,576
		21,214,341
	Cayman Islands - 0.5%
113,918	Li Auto, Inc.(b)	1,118,348

	China - 2.9%
192,624	Alibaba Group Holding Ltd.	1,905,808
19,337	PDD Holdings, Inc. - ADR(b)	2,492,346
390,254	Ping An Insurance Group Company of China Ltd., H Shares(b)	1,705,798
		6,103,952

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 61.8% (Continued)
	France - 1.2%
23,303	Legrand S.A.(b)	$ 2,520,307

	Germany - 6.5%
21,631	Bayerische Motoren Werke A.G.(b)	2,010,149
27,418	Brenntag S.E.(b)	1,954,145
51,766	Deutsche Post A.G.	2,312,233
34,082	Mercedes-Benz Group A.G.(b)	2,257,126
1,180,897	Telefonica Deutschland Holding A.G.	2,787,607
89,281	Zalando S.E.(b)	2,292,206
		13,613,466
	Israel - 1.4%
15,574	Check Point Software Technologies Ltd.(b)	2,857,050

	Italy - 1.0%
123,670	Eni SpA(b)	1,981,666

	Korea (Republic Of) - 5.6%
68,493	Hana Financial Group, Inc.	3,238,404
53,146	KB Financial Group, Inc.	3,413,816
34,765	Kia Corp(b)	2,847,924
136,469	Korean Air Lines Company Ltd.(b)	2,119,208
		11,619,352
	Mexico - 3.4%
1,008,783	Grupo Financiero Inbursa S.A.B. de C.V.(b)	2,474,023
482,224	Grupo Mexico S.A.B. de C.V. - Series B	2,712,139
1,085,435	Kimberly-Clark de Mexico S.A.B. de C.V.	1,934,313
		7,120,475
	Netherlands - 4.4%
67,128	Koninklijke Ahold Delhaize N.V.(b)	2,164,669
596,379	Koninklijke KPN N.V.(b)	2,348,061
39,209	Randstad N.V.(b)	1,908,865
15,841	Wolters Kluwer N.V.(b)	2,660,464
		9,082,059

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 61.8% (Continued)
	Norway - 0.8%
61,662	Yara International ASA(b)	$ 1,757,892

	Portugal - 1.3%
132,964	Galp Energia SGPS S.A.(b)	2,801,099

	Singapore - 1.0%
294,248	Singapore Exchange Ltd.	2,168,331

	Spain - 3.2%
35,823	Amadeus IT Group S.A.(b)	2,356,133
134,138	Repsol S.A.(b)	1,913,663
526,187	Telefonica S.A.(b)	2,381,089
		6,650,885
	Sweden - 2.3%
53,612	Holmen A.B.	2,107,288
79,640	Industrivarden A.B.(b)	2,730,131
		4,837,419
	Switzerland - 2.3%
25,999	Logitech International S.A.(b)	2,345,503
21,492	Novartis AG	2,413,956
		4,759,459
	Taiwan Province Of China - 6.3%
188,544	Asustek Computer, Inc.	2,625,865
593,911	Evergreen Marine Corp Taiwan Ltd.(b)	3,092,720
144,536	Novatek Microelectronics Corporation	2,308,727
317,137	Quanta Computer Inc(b)	2,639,417
966,424	Uni-President Enterprises Corporation	2,476,421
		13,143,150
	Thailand - 1.8%
3,933,156	PTT Oil & Retail Business PCL	1,748,168
2,176,544	PTT PCL(b)	1,959,306
		3,707,474
	United Kingdom - 2.0%
314,785	BP PLC(b)	1,856,568

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
COMMON STOCKS — 61.8% (Continued)
United Kingdom - 2.0% (Continued)
61,706	Shell plc(b)	$ 2,252,535
4,109,103

	TOTAL COMMON STOCKS (Cost $113,343,795)	128,606,353

	TOTAL INVESTMENTS - 74.5% (Cost $139,611,223)	$ 154,957,833
	OTHER ASSETS IN EXCESS OF LIABILITIES- 25.5%	53,088,117
	NET ASSETS - 100.0%	$ 208,045,950

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Aksjeselskap
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme
S.E.	- Societas Europa
SGPS	Sociedade Gestora de Participacoes Sociais

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2024 was $26,351,480.
(b)	Non-income producing security.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

TOTAL RETURN SWAPS
Description	Shares	Notional Value	Currency	Interest Rate Payable	Counterparty	Maturity Date	Value/Unrealized Appreciation (Depreciation)
Adaro Energy Indonesia TBK	12,595,574	$ 2,167,599	USD	OBFR +0.90%	Barclays	11/2/2023	$ 326,727
Ap Moller – Maersk A/S	1,250	14,775,000	DKK	1M CIBOR +0.30%	Societe Generale	2/27/2026	(112,396)
Astellas Pharma Inc.	159,000	302,553,150	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	(164,899)
China Merchants Securities Co. Ltd.	1,049,033	2,000,946	USD	OBFR +1.10%	Societe Generale	2/27/2026	161,139
Dentsu Group Inc.	70,000	304,956,750	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	(165,206)
DSV A/S	13,967	14,902,789	DKK	1M CIBOR +0.30%	Societe Generale	2/27/2026	399,043
EEC AB	166,582	2,304,575	USD	OBFR +1.35%	Societe Generale	2/27/2026	4,254
Equinor Asa	60,164	18,286,848	NOK	1M NIBOR +0.35%	Societe Generale	2/27/2026	(76,935)
Fast Retailing Co. Ltd.	9,200	304,239,676	JPY	OBFR +1.35%	Barclays	10/31/2024	526,996
Ford Otomotiv Sanayi A/S	70,001	2,400,026	USD	FED FUNDS +1.85%	Goldman Sachs	10/17/2024	(299,245)
HCL Technologies Limited	132,734	2,323,790	EUR	OBFR +1.10%	Societe Generale	2/27/2026	280,451
Hellenic Telecommun Organiza	144,810	1,946,246	EUR	ESTRON +0.55%	Societe Generale	2/27/2026	271,274
Honda Motor Co. Ltd.	197,000	297,225,671	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	181,806
International Container	573,734	2,176,875	USD	OBFR +1.50%	Barclays	11/7/2023	1,324,141
Japan Airlines Co. Ltd.	110,600	306,156,948	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	(225,305)
Koc Holdings A.S.	416,576	2,018,240	USD	OBFR +1.50%	Barclays	10/31/2024	687,117
Mitsubishi Corp.	130,300	302,531,952	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	715,194
Mitsui & Co. Ltd.	112,000	303,807,028	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	611,197
Nexon Co. Ltd.	114,100	313,731,443	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	400,193
Nissan Mortor Co. Ltd.	531,200	301,854,985	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	(290,972)
Nitto Denko Corp.	30,800	298,683,755	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	707,831
Nomura Research Institute Ltd.	80,000	315,993,282	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	384,576
Norsk Hydro Asa	360,650	23,983,225	NOK	1M NIBOR +0.35%	Societe Generale	2/27/2026	(201,665)
Ono Pharmaceutical Co. Ltd.	117,700	306,655,846	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	(289,080)
OPAP S.A.	123,220	1,973,141	EUR	1M EURIBOR +1.50%	Barclays	10/31/2024	12,922
Orien S.A.	128,851	1,927,580	EUR	1M EURIBOR +1.25%	Barclays	10/31/2024	15,075
Pandora A/S	18,022	18,941,122	DKK	1M CIBOR +0.30%	Societe Generale	2/27/2026	78,411
Petronas Chemicals Group BHD	77,295	122,410	USD	OBFR +0.90%	Barclays	11/2/2023	(24,887)
Powszechny Zaklad Ubezpieczen S.A.	180,036	1,928,237	EUR	1M EURIBOR +1.25%	Barclays	10/31/2024	115,926
Press Metal Aluminum Holding	2,279,800	1,899,672	USD	OBFR +0.90%	Barclays	2/22/2048	262,051
Qinghai Salt Lake Industry Co Ltd.	876,699	2,097,805	USD	OBFR +1.10%	Societe Generale	2/27/2026	(210,760)
Recodati Industria Chimica	43,953	2,140,511	EUR	OBFR +1.10%	Societe Generale	2/27/2026	78,530
Renesas Electronics Corp.	144,600	283,189,449	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	598,088
SAFCO AB	57,817	1,832,070	USD	OBFR +1.35%	Societe Generale	2/27/2026	8,443
Shaanxi Coal Industry – A	836,900	2,135,664	USD	OBFR +0.90%	Barclays	11/2/2023	575,680
Shionogi & Co. Ltd.	43,900	307,189,394	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	(117,369)
STC AB	203,849	2,078,288	USD	OBFR +1.35%	Societe Generale	2/27/2026	13,558
Subaru Corp.	117,900	302,217,698	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	333,064
Svitzer Group A/S	2,500	648,875	DKK	1M CIBOR +0.30%	Societe Generale	2/27/2026	1,704
TENIM Ltd.	127,137	1,888,977	EUR	1M EURIBOR +0.40%	Barclays	10/31/2024	(29,985)
Tianqi Lithium Corp	263,666	1,081,408	USD	OBFR +1.10%	Societe Generale	2/27/2026	(12,823)
Tongwei Co. Ltd.	531,515	1,392,821	USD	OBFR +1.10%	Societe Generale	2/27/2026	(58,089)
Trend Micro Inc.	54,400	307,385,187	JPY	MUTKCALM +0.35%	Barclays	10/31/2024	580,537
Turk Hava Yollari	260,337	2,451,818U	USD	SOFR +1.85%	Goldman Sachs	10/17/2024	(178,295)

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

TOTAL RETURN SWAPS
Description	Shares	Notional Value	Currency	Interest Rate Payable	Counterparty	Maturity Date	Value/Unrealized Appreciation (Depreciation)
United Tractors TBK PT	1,311,126	2,177,459	USD	OBFR +0.90%	Barclays	11/2/2023	$ (97,075)
Wipro Limited Semat Share	439,466	2,713,857	USD	OBFR +1.10%	Societe Generale	2/27/2026	26,222
TOTAL							$ 7,127,164

T

The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

CIBOR	Copenhagen Interbank Offered Rate
ESTRON	Euro Short Term Rate
EURIBOR	Euro Interbank Offered Rate
FED Funds	Federal Funds Rate
MUTKCALM	Mutan Rate
NIBOR	Norwegian Interbank Offered Rate
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate
TBK PT	Perseroan Terbatas

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	CLOSED END FUNDS — 11.6%
	REAL ESTATE - 11.6%
1,140,478	Redwood Real Estate Income Fund, Class I(a)	$ 28,603,187

	TOTAL CLOSED END FUNDS (Cost $28,511,952)	28,603,187

	COMMON STOCKS — 34.9%
	ADVERTISING & MARKETING - 1.5%
57,499	Interpublic Group of Companies, Inc. (The)	1,849,743
18,127	Omnicom Group, Inc.	1,777,171
		3,626,914
	APPAREL & TEXTILE PRODUCTS - 0.6%
38,462	Tapestry, Inc.	1,541,942

	AUTOMOTIVE - 0.5%
124,251	Ford Motor Company	1,344,396

	BIOTECH & PHARMA - 3.0%
40,627	Bristol-Myers Squibb Company	1,932,220
23,917	Gilead Sciences, Inc.	1,819,127
57,974	Pfizer, Inc.	1,770,526
150,751	Viatris, Inc.	1,818,057
		7,339,930
	CABLE & SATELLITE - 0.7%
43,937	Comcast Corporation, Class A	1,813,280

	CHEMICALS - 2.1%
31,776	Dow, Inc.	1,730,839
29,587	FMC Corporation	1,726,697
17,737	LyondellBasell Industries N.V., Class A	1,764,122
		5,221,658
	COMMERCIAL SUPPORT SERVICES - 0.7%
26,734	Robert Half, Inc.	1,716,055

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 34.9% (Continued)
	CONTAINERS & PACKAGING - 1.5%
170,625	Amcor PLC	$ 1,796,681
38,960	International Paper Company	1,810,861
		3,607,542
	DIVERSIFIED INDUSTRIALS - 0.9%
16,060	3M Company	2,048,453

	ELECTRIC UTILITIES - 3.6%
32,594	Dominion Energy, Inc.	1,742,475
30,630	Evergy, Inc.	1,776,540
28,072	Eversource Energy	1,822,154
42,290	FirstEnergy Corporation	1,772,374
20,887	Pinnacle West Capital Corporation	1,787,718
		8,901,261
	FOOD - 1.5%
59,227	Conagra Brands, Inc.	1,795,763
52,121	Kraft Heinz Company (The)	1,835,180
		3,630,943
	HEALTH CARE FACILITIES & SERVICES - 0.7%
28,868	CVS Health Corporation	1,741,606

	HEALTH CARE REIT - 0.7%
81,891	Healthpeak Properties, Inc.	1,786,862

	INFRASTRUCTURE REIT - 0.7%
16,394	Crown Castle, Inc.	1,804,652

	LEISURE FACILITIES & SERVICES - 0.7%
11,925	Darden Restaurants, Inc.	1,744,508
	LEISURE PRODUCTS - 0.8%
28,590	Hasbro, Inc.	1,842,911

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 34.9% (Continued)
	MACHINERY - 0.8%
19,329	Stanley Black & Decker, Inc.	$ 2,041,529

	MEDICAL EQUIPMENT & DEVICES - 0.1%
4,987	Solventum Corporation(b)	293,635

	OFFICE REIT - 0.8%
25,771	Boston Properties, Inc.	1,837,729

	OIL & GAS PRODUCERS - 3.4%
10,752	Chevron Corporation	1,725,373
8,134	Diamondback Energy, Inc.	1,645,590
82,991	Kinder Morgan, Inc.	1,753,600
20,131	ONEOK, Inc.	1,677,516
39,152	Williams Companies, Inc. (The)	1,681,187
		8,483,266
	RETAIL - CONSUMER STAPLES - 0.7%
146,065	Walgreens Boots Alliance, Inc.	1,733,792

	RETAIL - DISCRETIONARY - 0.7%
19,392	Best Buy Company, Inc.	1,677,796

	RETAIL REIT - 0.7%
30,320	Realty Income Corporation	1,741,278

	SEMICONDUCTORS - 0.7%
15,165	Skyworks Solutions, Inc.	1,723,047

	TECHNOLOGY HARDWARE - 1.9%
35,783	Cisco Systems, Inc.	1,733,687
37,090	Corning, Inc.	1,483,971
45,948	HP, Inc.	1,658,264
		4,875,922
	TECHNOLOGY SERVICES - 1.5%
9,350	International Business Machines Corporation	1,796,509

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 34.9% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
14,223	Paychex, Inc.	$ 1,820,828
		3,617,337
	TELECOMMUNICATIONS - 1.4%
88,954	AT&T, Inc.	1,712,364
40,563	Verizon Communications, Inc.	1,643,613
		3,355,977
	TOBACCO & CANNABIS - 1.4%
35,488	Altria Group, Inc.	1,739,267
15,991	Philip Morris International, Inc.	1,841,523
		3,580,790
	TRANSPORTATION & LOGISTICS - 0.6%
12,032	United Parcel Service, Inc., B	1,568,612

	TOTAL COMMON STOCKS (Cost $77,653,980)	86,243,623

	EXCHANGE-TRADED FUNDS — 47.4%
	EQUITY - 45.9%
430,880	iShares Russell 2000 ETF	96,456,797
227,833	Schwab International Small-Cap Equity ETF	8,452,604
68,989	Vanguard FTSE All World ex-US Small-Cap ETF	8,363,536
		113,272,937
	FIXED INCOME - 1.5%
25,496	iShares 20+ Year Treasury Bond ETF	2,417,275
58,200	SPDR Portfolio High Yield Bond ETF	1,372,938
		3,790,213

	TOTAL EXCHANGE-TRADED FUNDS (Cost $114,237,707)	117,063,150

	OPEN END FUNDS — 0.1%

	FIXED INCOME - 0.1%
10,869	Nuveen California High Yield Municipal Bond Fund, Class I	87,387

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 0.1% (Continued)
	FIXED INCOME - 0.1% (Continued)
6,323	Nuveen High Yield Municipal Bond Fund, Class I	$ 96,554
		183,941

	TOTAL OPEN END FUNDS (Cost $223,670)	183,941

	REITS — 0.7%
	REITS - 0.7%
57,610	VICI Properties, Inc.	1,800,889

	TOTAL REITS (Cost $1,654,847)	1,800,889

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
2,756,692	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.95% (Cost $2,756,692)(c)	2,756,692

	TOTAL INVESTMENTS - 95.8% (Cost $225,038,848)	$ 236,651,482
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%	10,420,282
	NET ASSETS - 100.0%	$ 247,071,764

ETF	- Exchange-Traded Fund
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at July 31, 2024 was $28,603,187.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2024.